Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Number of shares and loss used in the computation of basic and diluted loss per share	32,525	26,693	22,953
NIS [Member]
Statement Line Items [Line Items]
Number of shares and loss used in the computation of basic and diluted loss per share	17,311	26,532	18,726